Form 5500, Schedule H, Par IV, Line 4i - Schedule of Assets [Held at End of Year]	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Par IV, Line 4i - Schedule of Assets [Held at End of Year]
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

AS OF DECEMBER 31, 2025

Identity of issue, borrower,	Description of investment including maturity date,
lessor, or similar party	rate of interest, collateral, par or maturity value	Cost (a)	Current Value
Registered Investment Companies	American Funds EuroPacific Growth Fund, 2,289,050 class R6 shares		$138,670,657
	Dodge & Cox Stock Fund, 8,480,785 class X shares		140,696,231
	Vanguard Short-Term Inflation-Protected Securities Index Fund, 158,904 Admiral shares		3,940,811
	Fidelity Investments Money Market Government Portfolio (b), 2,455,324 class I shares		2,455,324
Common/Collective Trusts	State Street S&P 500 Index Securities Lending Series Fund, 11,259,783 class II shares		343,445,893
	Winslow Large Cap Growth Fund, 1,190,219 class C shares		201,658,866
	Northern Trust Collective Extended Equity Market Index Fund - Lending, 86,068 shares		125,013,455
	BlackRock Total Return Bond Fund, 9,358,474 class L shares		106,882,055
	State Street U.S. Bond Index Securities Lending Series Fund, 8,638,563 class XIV shares		99,689,013
	JPMCB Intermediate Bond Fund (b), 2,590,938 shares		50,937,832
	JPMCB Intermediate Income Bond Fund (b), 1,362,464 shares		17,017,170
	State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund, 4,990,001 class II shares		92,649,356
	Earnest Partners Smid Cap Core Fund, 2,016,268 class 1 shares		35,385,511
Corporate Stocks: Common	Alliant Energy Corporation Common Stock (b), 1,560,280 shares		101,433,825
Participant-Directed Brokerage Accounts	Self-Managed Brokerage Accounts (b)		20,884,590
Participant Promissory Notes (b)	Maximum allowable loans per participant - $50,000
	Various interest rates - 4.25% to 9.5%
	Primarily maturing within 5 years		10,852,946
			$1,491,613,535
(a)Cost value is not required to be disclosed for participant-directed investments.
(b)Represents party known to be a party-in-interest to the Alliant Energy Corporation 401(k) Savings Plan.